The Reconciliation of the U.S. Federal Statutory Tax Rate to the Effective Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.00%	0.70%	0.70%
Federal benefit of R&D and foreign tax credits	(11.00%)	(5.90%)	(7.20%)
Tax effect of international operations	(3.00%)	(10.20%)	(7.40%)
Net effect of tax audit activity	3.00%	1.90%	(0.60%)
Tax effect of enacted statutory rate changes	0.00%	0.10%	(3.70%)
Federal tax on unremitted earnings of certain foreign subsidiaries	0.00%	0.00%	0.10%
Valuation allowance adjustments	(2.00%)	(0.60%)	12.00%
Other	0.00%	(2.60%)	0.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	0.00%	(1.50%)	(26.50%)
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	(3.00%)	(2.80%)	0.30%
Effective income tax rate on operations	20.00%	14.10%	2.70%